[Logo]
                                Liberty Newport
                                   Tiger Fund

                               Semmiannual Report
                                 June 30, 2000

                               [graphic omitted]

--------------------------------------------------------------------------------
PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

[Photo of Stephen E. Gibson]

Dear Shareholder:

You may have noticed that your Fund has a new name. Beginning July 14, 2000, the names of our funds changed to include Liberty. Rest assured, the investment objectives and strategies employed by the Funds' managers are not affected by this name change. We believe the new name better reflects that your Fund is part of the Liberty family of funds, which represents a wide selection of investment styles and specialized money management. The goal of all Liberty funds is to help you reach for financial freedom -- however you define it.

The six-month period ended June 30, 2000 was a time of consolidation for the major stock markets of the Pacific Basin. Whereas many of these markets had performed superbly in 1999, by the first quarter of this year valuations had gotten somewhat ahead of fundamentals. The result was a correction in the second quarter that paralleled the stock market trends here in the United States.

Despite this pullback, we are encouraged by the underlying economic trends throughout the region. The recovery that began in 1999 is continuing, and analysts' growth forecasts have notched upward. We caution that the extent and sustainability of economic recovery varies from country to country, but clearly the situation is much improved from the unsettled picture of two years ago.

The emergence of private industry within Greater China continues to be one of the most significant economic forces of our time -- in Asia or anywhere. We therefore note with great interest that in India (a country that we consider to be a Tiger economy), the new government has followed China's lead, and has made open markets and privatization a top priority. As barriers to investment come down, your Fund's managers are presented with an ever-increasing array of investment choices.

Liberty Newport Tiger Fund posted respectable performance for the period, as in-depth analysis and quality stock selection enabled the Fund to outperform its benchmark. The following report will provide you with more specific information about your Fund's performance and the strategies used during the period. We thank you for choosing Liberty Newport Tiger Fund and for giving us the opportunity to serve your investment needs.

    Sincerely,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President
    August 10, 2000

--------------------------------------------------------------------------------
  PERFORMANCE HIGHLIGHTS (as of 6/30/00)
  NET ASSET VALUE PER SHARE
        Class A                                                   $13.23
        Class B                                                   $12.94
        Class C                                                   $12.97
        Class T                                                   $13.25
        Class Z                                                   $13.22
--------------------------------------------------------------------------------

Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Value of a $10,000 Investment
6/30/90 - 6/30/00

--------------------------------------------------------------------------------

 PERFORMANCE OF A $10,000 INVESTMENT IN
 NEWPORT TIGER FUND IN ALL
 SHARES FROM 6/30/90 - 6/30/00

                                                    Without            With
                                                     sales             sales
                                                    charge            charge
  ---------------------------------------------------------------------------
  Class A                                           $24,004           $22,623
  ---------------------------------------------------------------------------
  Class B                                           $23,037           $23,037
  ---------------------------------------------------------------------------
  Class C                                           $23,074           $23,074
  ---------------------------------------------------------------------------
  Class T                                           $24,264           $22,869
  ---------------------------------------------------------------------------
  Class Z                                           $24,211

-------------------------------------------------------------------------------

                  Newport Tiger Fund       Newport Tiger Fund      MSCI EAFE
                 without sales charge      with sales charge         Index
--------------------------------------------------------------------------------
06/30/90               $10,000                 $ 9,425             $10,000
07/31/90                10,559                   9,952              10,255
08/31/90                 9,025                   8,506               9,139
09/30/90                 7,610                   7,172               7,873
10/31/90                 8,161                   7,691               8,852
11/30/90                 7,805                   7,356               8,464
12/31/90                 7,940                   7,483               8,469
01/31/91                 8,238                   7,765               8,702
02/28/91                 8,972                   8,457               9,613
03/31/91                 9,280                   8,747               8,967
04/30/91                 9,596                   9,044               8,993
05/31/91                 9,843                   9,277               9,193
06/30/91                 9,655                   9.100               8,477
07/31/91                 9,860                   9,293               8,830
08/31/91                 9,459                   8,915               8,771
09/30/91                 9,279                   8,745               9,149
10/31/91                 9,415                   8,874               9,123
11/30/91                 9,705                   9,147               8,866
12/31/91                10,004                   9,429               9,376
01/31/92                10,602                   9,992               9,296
02/29/92                10,934                  10,306               9,170
03/31/92                10,652                  10,040               8,718
04/30/92                11,258                  10,611               8,794
05/31/92                12,001                  11,311               9,312
06/30/92                12,027                  11,335               9,009
07/31/92                11,754                  11,078               8,690
08/31/92                11,301                  10,651               9,123
09/30/92                11,421                  10,764               8,788
10/31/92                12,633                  11,906               8,431
11/30/92                12,505                  11,786               8,473
12/31/92                12,208                  11,506               8,471
01/31/93                12,593                  11,869               8,569
02/28/93                13,296                  12,531               8,869
03/31/93                13,356                  12,588               9,475
04/30/93                14,375                  13,548              10,347
05/31/93                14,769                  13,920              10,509
06/30/93                14,460                  13,629              10,327
07/31/93                14,443                  13,612              10,638
08/31/93                15,316                  14,436              11,418
09/30/93                15,624                  14,726              11,178
10/31/93                18,134                  17,091              11,485
11/30/93                17.800                  16,776              10,570
12/31/93                21,406                  20,175              11,313
01/31/94                20,426                  19,251              12,178
02/28/94                19,376                  18,262              12,111
03/31/94                17,415                  16,414              11,937
04/30/94                18,638                  17,566              12,540
05/31/94                19,515                  18,393              12,253
06/30/94                18,466                  17,404              12,248
07/31/94                19,429                  18,312              12,532
08/31/94                20,566                  19,383              12,744
09/30/94                20,445                  19,269              12,295
10/31/94                20,702                  19,512              12,669
11/30/94                19,050                  17,955              12,104
12/31/94                18,846                  17,763              12,196
01/31/95                16,979                  16,002              11,884
02/28/95                18,566                  17,499              11,871
03/31/95                18,986                  17,894              12,408
04/30/95                18,986                  17,894              12,963
05/31/95                21,222                  20,002              12,837
06/30/95                20,942                  19,738              12,694
07/31/95                21,466                  20,232              13,524
08/31/95                20,749                  19,556              12,958
09/30/95                21,133                  19,918              13,113
10/31/95                20,993                  19,786              12,732
11/30/95                21,063                  19,851              13,001
12/31/95                21,911                  20,651              13,557
01/31/96                24,041                  22,659              13,730
02/29/96                24,041                  22,659              13,771
03/31/96                23,866                  22,493              13,954
04/30/96                23,796                  22,428              14,388
05/31/96                23,673                  22,311              14,175
06/30/96                23,161                  21,830              14,286
07/31/96                21,860                  20,603              13,876
08/31/96                22,633                  21,332              13,867
09/30/96                23,319                  21,978              14,249
10/31/96                23,179                  21,847              14,093
11/30/96                24,375                  22,974              14,695
12/31/96                24,373                  22,972              14,591
01/31/97                24,232                  22,838              14,316
02/28/97                24,195                  22,804              14,417
03/31/97                22,707                  21,402              14,692
04/30/97                22,317                  21,033              14,655
05/31/97                24,303                  22,905              15,419
06/30/97                25,338                  23,881              16,336
07/31/97                25,711                  24,232              16,696
08/31/97                21,319                  20,093              15,497
09/30/97                22,155                  20,881              16,492
10/31/97                16,749                  15,786              15,273
11/30/97                16,322                  15,384              15,210
12/31/97                16,144                  15,216              15,431
01/31/98                13,529                  12,751              16,233
02/28/98                16,432                  15,487              17,167
03/31/98                16,271                  15,335              18,102
04/30/98                14,784                  13,934              18,374
05/31/98                12,562                  11,840              18,635
06/30/98                11,201                  10,557              18,810
07/31/98                10,394                   9,796              19,054
08/31/98                 8,760                   8,256              16,543
09/30/98                10,322                   9,728              16,082
10/31/98                13,571                  12,791              17,871
11/30/98                14,217                  13.400              18,799
12/31/98                14,230                  13,412              19,555
01/31/99                13,350                  12,583              19,574
02/28/99                13,296                  12,531              18,960
03/31/99                14,559                  13,722              19,957
04/30/99                17.800                  16,776              20,757
05/31/99                16,737                  15,775              19,669
06/30/99                18,734                  17,656              20,659
07/31/99                18,715                  17,639              21,287
08/31/99                18,842                  17,759              21,425
09/30/99                18,073                  17,034              21,794
10/31/99                19,026                  17,932              22,543
11/30/99                21,644                  20,399              23,350
12/31/99                24,683                  23,263              25,618
01/31/00                23,456                  22,107              24,201
02/29/00                24,244                  22,850              25,092
03/31/00                25,306                  23,851              25,837
04/30/00                23,474                  22,124              24,253
05/31/00                21,880                  20,622              23,712
06/30/00                24,004                  22,623              24,744

The Morgan Stanley Capital International (MSCI) EAFE (GDP) Index is an unmanaged index that tracks the performance of equity securities of developed countries outside North America, including Hong Kong and Singapore. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

Average Annual Total Returns as of 6/30/00

Share Class
Inception             A                      B                    C                      T              Z
Date                4/1/95                 4/1/95               4/1/95                5/31/89          5/31/89
--------------------------------------------------------------------------------------------------------------
             Without       With      Without     With      Without    With       Without    With       Without
              sales        sales      sales     sales      sales      sales      sales      sales      sales
             charge       charge     charge     charge     charge     charge     charge     charge     charge
--------------------------------------------------------------------------------------------------------------
Six-month
(cumulative) (1.78)%     (7.43)%     (2.19)%    (7.08)%    (2.11)%    (3.09)%   (1.71)%      7.36%     1.78%
--------------------------------------------------------------------------------------------------------------
1 year        29.20%      21.77%      28.25%     23.25%     28.29%     27.29%    29.52%     22.07%    29.23%
--------------------------------------------------------------------------------------------------------------
5 years        2.75%       1.54%       1.98%      1.60%      1.98%      1.98%     2.99%      1.78%     2.94%
--------------------------------------------------------------------------------------------------------------
10 years       9.15%       8.51%       8.70%      8.70%      8.72%      8.72%     9.27%      8.62%     9.24%

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for Class A and T shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: through first year - 5%, second year - 4%, third year - 5%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the Class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor of its affiliates. Absent these waivers or reimbursement arrangments, performance results would have been lower.

The Fund was originally introduced on 5/31/89 and became Colonial Newport Tiger Fund on 4/1/95 when Class A, B, and D (since designated as C) shares were offered. The Fund was renamed Liberty Newport Tiger Fund on July 14,
2000. As of 4/30/98, the Fund was renamed Newport Tiger Fund. Please see the Fund's prospectus for additional details. Class A, B, and C share performance information includes returns of the Fund's Class T shares for periods prior to the inception dates of those classes. These Class T share returns are not restated to reflect any expense differential (e.g. Rule 12b-1 fees) between Class T shares and the Class A, B, and C shares. Had the expense differential been reflected, the returns for periods prior to the inception date of the Class A, B, and C shares would have been lower.

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             TOP 10 HOLDINGS AS OF 6/30/00

             CHINA MOBILE                            9.7%
             DBS GROUP HOLDINGS                      6.4%
             LI & FUNG                               5.7%
             HUTCHISON WHOMPOA                       5.6%
             CHEUNG KONG                             5.4%
             PETROCHINA                              5.1%
             HONG KONG & CHINA GAS                   5.0%
             SINGAPORE PRESS HOLDINGS                4.6%
             SUN HUNG KAI PROPERTIES                 4.1%
             HSBC HOLDING                            4.1%

    HOLDINGS ARE CALCULATED AS A PERCENTAGE OF NET ASSETS. BECAUSE THE FUND IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THE FUND WILL CONTINUE TO HOLD THESE SECURITIES IN THE FUTURE.

             TOP 5 COUNTRY BREAKDOWN
             AS OF 6/30/00

             HONG KONG                               62.1%
             SINGAPORE                               18.4%
             KOREA                                    7.1%
             TAIWAN                                   6.5%
             INDIA                                    4.2%

    COUNTRY BREAKDOWN IS CALCULATED AS A PERCENTAGE OF NET ASSETS. BECAUSE THE FUND IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THE FUND WILL CONTINUE TO MAINTAIN THE CURRENT COUNTRY BREAKDOWN IN THE FUTURE.

    BOUGHT
    ----------------------------------------------------------------------
    SAMSUNG ELECTRONICS (3.4% OF FUND ASSETS)
    SAMSUNG, BASED IN KOREA, HAS DIVERSIFIED, GROWING FROM A PRODUCER OF MEMORY CHIPS TO A MANUFACTURER OF HIGH-QUALITY FLAT PANEL SCREENS AND CELLULAR PHONES. THIS ACHIEVEMENT HAS ENABLED IT TO EXPAND FROM A HIGHLY CYCLICAL COMPANY INTO ONE WITH EXCITING GROWTH PROSPECTS. SAMSUNG IS NOW THE WORLD'S FOURTH-LARGEST CELLULAR MANUFACTURER.

    CHINA UNICOM (1.4% OF FUND ASSETS)
    CHINA UNICOM IS THE SECOND-LARGEST MOBILE PHONE COMPANY IN CHINA. IT IS BENEFITING FROM A SURGE IN WIRELESS SUBSCRIBERSHIP. MARKET PENETRATION STILL REMAINS LOW, HOWEVER, AUGURING WELL FOR FUTURE GROWTH.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REPORT
-------------------------------------------------------------------------------

FUND HELD UP WELL DURING A
VOLATILE PERIOD
For the six-month period ended June 30, 2000, Liberty Newport Tiger Fund's Class A shares had a total return of negative 1.78% without a sales charge. The Fund outperformed the Lipper Pacific ex-Japan Funds category which had an average return for the same period of negative 10.26%.(1) These negative returns refect the consolidation in Asian stock markets that began in the second quarter. Although any such correction may be considered a disappointment, this particular pullback had its roots in high market valuations following over a year of impressive appreciation. We continue to believe that the region is in the early stages of an economic recovery.

(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the Liberty Newport Tiger Fund. The total return calculated for the Lipper Pacific ex-Japan Funds Category was negative 10.26% for the six months ended June 30, 2000. The Fund's Class A Shares were ranked in the first quartile for one year (4 out of 80), in the second quartile for three years (25 out of 67), and in the second quartile for ten years (16 out of 33). Past performance cannot predict future results.

THE FACE OF ASIA IS CHANGING
The financial crisis of 1997-1998 left a permanent imprint on Asia's investment landscape. Some Southeast Asian economies have not been able to reform themselves to meet the Fund's criteria of market liquidity and long- term growth in Gross Domestic Product (GDP). As a result, our positions in the Philippines and Malaysia have been reduced.

Our attention and enthusiasm has shifted to China and India. These two countries account for approximately 40% of the world's population, and they are moving rapidly toward more open, free-market economies.

In Greater China, which now represents two-thirds of the Fund's assets, economic growth expectations are on the rise and exports for the year are up 29%. India, which now represents 4.2% of Fund assets, is not yet a mature market and many risks remain. However, we are encouraged by the new government's efforts in the areas of deregulation and privatization. Clearly they are spurred by the model that China has provided, and they aren't alone in seeing the benefits of open markets. Even North Korea has indicated that it will be opening its economy, if not because of ideology, then through economic necessity.

POLITICS DOMINATE THE 2000 HEADLINES
The first six months of 2000 included many important events that could shape the region for years to come. In May, the U.S. Congress voted in favor of permanent, normal trade relations with China -- a decisive step towards China's long-sought entry into the world Trade Organization.

The second quarter also saw the election of Chen Shui Bian to the presidency of Taiwan. Chen was the opposition candidate and therefore the least favorite of China. This was of great concern because Taiwan has over 4,500 companies operating in China and total investment of over $45 billion. The market was expected to fall with the change in status quo but, instead, it rose because Chen was conciliatory toward China, and China took a wait-and-see stance. Our investment in Taiwan (6.5% of Fund assets) has, to this point, been held back because of concerns about political risks and capital controls, so we will be watching the new administration with special interest.

Korea is another country whose macroeconomic growth would seem to indicate that it should hold a fully weighted position in the portfolio. We have remained underweighted, however, as we hold out for restructuring and government reforms. We also have concerns about bad debts at the individual company level, which reached crises proportions for such well-known names as Daewoo and Hyundai. The resulting difficulties at Investment Trust Corporation, which owns a significant portfolio of Korean corporate debt, are emblematic of our concern.(2) Within this mixed environment, the Korean market has given back much of its 1999 gains, justifying our underweighted position.

(2) It is important to note that the Fund is not invested in any of these companies as of June 30, 2000. International investing offers significant long-term growth potential, but also involves certain risks. Because many of the Tiger countries are considered emerging markets, they are subject to a greater degree of social, political, currency and economic instability.

--------------------------------------------------------------------------------
TOP FIVE SECTORS (AS OF 6/30/00)
--------------------------------------------------------------------------------

             Telecoms:                            16.7%
             Financials:                          13.7%
             Multi Industry:                      13.6%
             Real Estate:                         12.2%
             Consumer/Retail:                     10.5%

SECTOR BREAKDOWNS ARE CALCULATED AS A PERCENTAGE OF NET ASSETS. BECAUSE THE FUND IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THE FUND WILL MAINTAIN THIS BREAKDOWN.

OUTLOOK: CONTINUED ECONOMIC RECOVERY
With the exception of Indonesia, the Philippines, Thailand and Malaysia, most of the Tiger countries of Asia have been building upon the recovery that began in 1998. Sovereign borders are opening, triggering a new wave of merger and acquisition activity. Forecasts of GDP growth are being pushed upward throughout the region. And the capital markets themselves are being improved through better regulation and the rapid growth of available investment alternatives. With countries such as China and India taking active steps to become economically competitive, we anticipate that Asia will provide an exciting investment environment for years to come.

/s/ Tim Tuttle
/s/ Chris Legallet

Tim Tuttle and Chris Legallet are portfolio co-managers of Newport Tiger Fund. Mr. Tuttle is president of Newport Fund Management, Inc. and Mr. Legallet is chief investment officer and senior vice president of Newport Fund Management, Inc.

--------------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------------------------------

June 30, 2000 (Unaudited)
(In thousands)


COMMON
STOCKS - 99.5%
                                                                  COUNTRY       SHARES           VALUE
--------------------------------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 39.3%
DEPOSITORY INSTITUTIONS - 13.4%
DBS Bank Ltd.                                                      Si            5,148      $   66,122
HSBC Holdings PLC (a)                                              HK            3,653          41,873
Hang Seng Bank Ltd.                                                HK            2,014          19,118
Overseas-Chinese Banking Corp., Ltd.                               Si            1,170           8,057
Public Bank                                                        Ma            3,736           3,736
                                                                                            ----------
                                                                                               138,906
                                                                                            ----------
HOLDING COMPANIES - 13.6%
Citic Pacific Ltd.                                                 HK            7,355          38,494
Hutchison Whampoa Ltd.                                             HK            4,610          57,954
Singapore Technologies Engineering Ltd.                            Si           18,065          26,549
Swire Pacific Ltd., Series A                                       HK            2,992          17,502
                                                                                            ----------
                                                                                               140,499
                                                                                            ----------
NONDESPOSITORY CREDIT INSTITUTIONS - 0.1%
Housing Development
  Finance Ltd.                                                     Id              102           1,277
                                                                                            ----------
REAL ESTATE - 12.2%
Cheung Kong Holdings Ltd.                                          HK            5,047          55,840
City Developments Ltd.                                             Si            5,570          21,592
HKR International Ltd.                                             HK           15,205           6,095
Sun Hung Kai Properties Ltd.                                       HK            5,870          42,167
                                                                                            ----------
                                                                                               125,694
                                                                                            ----------
------------------------------------------------------------------------------------------------------
MANUFACTURING - 10.1%
ELECTRONIC COMPONETS - 4.2%
Chartered Semiconductor Manufacturing Ltd., ADR (b)                                 23           2,052
Samsung Electronics                                                In              108          35,603
United Microelectronics Corp., Ltd.                                Tw            2,028           5,643
                                                                                            ----------
                                                                                                43,298
                                                                                            ----------
FOOD & KINDRED PRODUCTS - 0.5%
Ceil Jedang Corp.                                                  In               61           2,787
Hindustan Lever Ltd.                                               Id               35           2,233
                                                                                            ----------
                                                                                                 5,020
                                                                                            ----------
MEASURING & ANALYZING INSTRUMENTS - 0.4%
China Hong Kong Photo Products Holdings, Ltd.                      HK           30,575           3,804
                                                                                            ----------
PRINTING & PUBLISHING - 5.0%
Singapore Press Holdings Ltd.                                      Si            3,063          47,856
South China Morning Post Ltd.                                      HK            4,609           3,577
                                                                                            ----------
                                                                                                51,433
                                                                                            ----------
MINING & ENERGY - 5.1%
OIL & GAS EXTRACTION
PetroChina Co., Ltd., Class H                                      HK          254,682          52,925
                                                                                            ----------
------------------------------------------------------------------------------------------------------
RETAIL TRADE - 4.1%
APPAREL & ACCESSORY STORES - 2.8%
Esprit Holdings Ltd.                                               HK            2,247           2,335
Giordano International Ltd.                                        HK           17,382          26,422
                                                                                            ----------
                                                                                                28,757
                                                                                            ----------
FOOD STORES - 1.3%
President Chain Store Corp.                                        Tw            3,650          13,661
                                                                                            ----------
------------------------------------------------------------------------------------------------------
SERVICES - 10.2%
COMPUTER RELATED SERVICES - 2.4%
Datacraft Asia Ltd.                                                              1,628          14,323
Synnex Technology International Corp.                              Tw            1,957          10,510
                                                                                            ----------
                                                                                                24,833
                                                                                            ----------
COMPUTER SOFTWARE - 7.4%
Infosys Technologies Ltd.                                          Id              190          35,325
NIIT Ltd.                                                          Id               24           1,188
NIIT Ltd.                                                          Id               61           3,020
Taiwan Semicomductor Manufacturing Co., ADR (b)                    Tw            7,763          36,889
                                                                                            ----------
                                                                                                76,422
                                                                                            ----------
HOTELS, CAMPS & LODGING - 0.4%
Genting Berhad                                                     Ma            1,133           4,176
                                                                                            ----------
------------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 21.8%
AIR TRANSPORTATION 1.4%
China Unicom Ltd.                                                  HK            6,726          14,279
                                                                                            ----------
COMMUNICATION - 0.9%
Advanced Information Services                                      Th              758           9,436
                                                                                            ----------
ELECTRIC SERVICES - 0.2%
Hong Kong Electric Holdings Ltd.                                   HK              608           1,956
                                                                                            ----------
GAS SERVICES - 5.0%
Hong Kong & China Gas Co., Ltd.                                    HK           46,365          52,041
                                                                                            ----------
TELECOMMUNICATION - 14.3%
Cable & Wireless HKT
  Ltd. (b)                                                         HK            6,136          13,112
China Telecom Ltd. (a)(b)                                          HK           11,254         100,159
Korea Telecom Corp. ADR                                                            363          17,578
SK Telecom                                                         In               54          17,548
                                                                                            ----------
                                                                                               148,397
                                                                                            ----------
WHOLESALE TRADE - 8.9%
DURABLE GOODS
Johnson Electric Holdings Ltd.                                     HK            3,550          33,587
Li & Fung Ltd.                                                     HK           11,682          58,443
                                                                                            ----------
                                                                                                92,030
                                                                                            ----------
Total Common Stocks (cost of $690,599)(c)                                                    1,028,844
                                                                                            ----------
SHORT-TERM OBLIGATIONS - 0.3%
                                                                                  PAR
------------------------------------------------------------------------------------------------------
Repurchase agreement with SBC Warburg Ltd., dated 06/30/00 due
  07/03/00 at 6.600% collateralized by U.S. Treasury notes with various maturities to 2026, market value $3,468 (repurchase
  proceeds $3,399)                                                            $  3,397           3,397
                                                                                            ----------
OTHER ASSETS & LIABILITIES, NET 0.2%                                                             2,029
------------------------------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                                         $1,034,270
                                                                                            ==========

NOTES TO INVESTMENT PORTFOLIO:

(a) The value of this security represents fair value as determined in good faith under the direction of the Trustees.
(b) Non-income producing.
(c) Cost for federal income tax purposes is the same

SUMMARY OF SECURITIES                                                             % OF
BY COUNTRY                              COUNTRY                 VALUE             TOTAL
---------------------------------------------------------------------------------------
Hong Kong                                 HK               $  641,683             62.4%
Singapore                                 Si                  170,176             16.5%
Taiwan                                    Tw                   66,703              6.5%
Korea                                     Ko                   55,938              5.4%
India                                     Id                   43,043              4.2%
United States                                                  33,953              3.3%
Thailand                                  Th                    9,436              0.9%
Malaysia                                  Ma                    7,912              0.8%
                                                           ----------            -----
                                                           $1,028,844            100.0%
                                                           ==========            =====

See notes to financial statements.

-------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
-------------------------------------------------------------------------------

June 30, 2000 (Unaudited)
(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $690,599)                              $1,028,844
Short-term obligations                                                 3,397
                                                                  ----------
                                                                   1,032,241
Cash including foreign currencies (cost $1,141)   $  1,141
RECEIVABLE FOR:
  Investments sold                                  13,061
  Fund shares sold                                   3,300
  Dividends                                            786
  Interest                                               1
Other                                                   16            18,305
                                                  --------        ----------
    Total Assets                                                   1,050,546

LIABILITIES
Cash including foreign currencies (cost $6,703)      6,704
PAYABLE FOR:
  Fund shares repurchased                            4,795
ACCRUED:
  Management fee                                       638
  Administration fee                                   206
  Transfer agent fee                                   172
  Bookkeeping fee                                       30
  Distribution fee - Class B                            10
  Distribution fee - Class C                            (a)
Other                                                3,721
                                                  --------
    Total Liabilities                                                 16,276
                                                                  ----------
NET ASSETS                                                        $1,034,270
                                                                  ==========
Net asset value & redemption price
  per share - Class A ($360,811/27,280)                               $13.23(b)
                                                                  ==========
Maximum offering price per share -
  Class A ($13.23/0.9425)                                             $14.04(c)
                                                                  ----------
Net asset value & offering price per share -
  Class B ($359,042/27,747)                                           $12.94(b)
                                                                  ----------
Net asset value & offering price per share -
  Class C ($58,363/4,501)                                             $12.97(b)
                                                                  ----------
Net asset value & redemption price per share -
  Class T ($60,073/4,533)                                             $13.25
                                                                  ----------
Maximum offering price per share -
  Class T ($13.25/0.9425)                                             $14.06(c)
                                                                  ----------
Net asset value, offering & redemption price
  per share - Class Z ($195,981/14,822)                               $13.22
                                                                  ----------
COMPOSITION OF NET ASSETS
Capital paid in                                                   $  989,800
Undistributed net investment income                                      340
Accumulated net realized loss                                       (290,729)
Net unrealized appreciation on:
  Investments                                                        334,857
  Foreign currency transactions                                            2
                                                                  ----------
                                                                  $1,034,270

(a) Rounds to less than one.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(c) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

For the Six Months Ended June 30, 2000
(Unaudited)
(In thousands)

INVESTMENT INCOME
Dividends                                                              $  9,785
Interest                                                                    897
                                                                       --------
    Total Investment Income (net of nonreclaimable
    foreign taxes withheld at source which
    amounted to $836)                                                    10,682

EXPENSES
Management fee                                    $  4,134
Administration fee                                   1,336
Service fee - Class A, Class B, Class C                981
Distribution fee - Class B                           1,407
Distribution fee - Class C                             233
Transfer agent fee                                   1,381
Bookkeeping fee                                        188
Trustee fee                                             22
Custodian fee                                          346
Audit fee                                               15
Legal fee                                               32
Registration fee                                        52
Reports to shareholders                                 22
Other                                                   42               10,191
                                                  --------             --------
    Net Investment Income                                                   491
                                                                       --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON PORTFOLIO POSITIONS
NET REALIZED GAIN (LOSS) ON:
  Investments                                       43,311
  Foreign currency transactions                       (333)
                                                  --------
    Net Realized Gain                                                    42,978

NET CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION DURING THE PERIOD ON:
  Investments                                      (61,848)
  Foreign currency transactions                          1
                                                  --------
    Net Change in Unrealized Appreciation/Depreciation                  (61,847)
                                                                       --------
    Net Loss                                                            (18,869)
                                                                       --------
Decrease in Net Assets from Operations                                 $(18,378)
                                                                       ========
See notes to financial statements.

----------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------
(In thousands)
                                                                     (UNAUDITED)                YEAR ENDED
                                                                   SIX MONTHS ENDED             DECEMBER 31,
                                                                    JUNE 30, 2000                  1999
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income                                                $      491                 $    6,175
Net realized gain (loss)                                                 42,978                    (22,854)
Net change in unrealized appreciation/depreciation                      (61,847)                   522,830
                                                                     ----------                 ----------
    Net Increase (Decrease) from Operations                             (18,378)                   506,151

FUND SHARE TRANSACTIONS:
Receipts for shares sold - Class A                                      240,416                    337,545
Value of distributions reinvested - Class A                                  --                         --
Cost of shares repurchased - Class A                                   (279,467)                  (351,949)
                                                                     ----------                 ----------
                                                                        (39,051)                   (14,404)
                                                                     ----------                 ----------
Receipts for shares sold - Class B                                       17,452                     44,246
Value of distributions reinvested - Class B                                  --                         --
Cost of shares repurchased - Class B                                    (56,247)                   (95,444)
                                                                     ----------                 ----------
                                                                        (38,795)                   (51,198)
                                                                     ----------                 ----------
Receipts for shares sold - Class C                                        6,586                     16,627
Value of distributions reinvested - Class C                                  --                         --
Cost of shares repurchased - Class C                                    (19,686)                   (24,040)
                                                                     ----------                 ----------
                                                                        (13,100)                    (7,413)
                                                                     ----------                 ----------
Receipts for shares sold - Class T                                          317                        977
Value of distributions reinvested - Class T                                  --                         --
Cost of shares repurchased - Class T                                     (8,454)                   (14,788)
                                                                     ----------                 ----------
                                                                         (8,137)                   (13,811)
                                                                     ----------                 ----------
Receipts for shares sold - Class Z                                      117,897                    248,592
Value of distributions reinvested - Class Z                                  --                         --
Cost of shares repurchased - Class Z                                   (133,466)                  (269,699)
                                                                     ----------                 ----------
                                                                        (15,569)                   (21,107)
Net Decrease from Fund Share Transactions                              (114,652)                  (107,933)
                                                                     ----------                 ----------
    Total Increase (Decrease)                                          (133,030)                   398,218
                                                                     ----------                 ----------
NET ASSETS
Beginning of period                                                   1,167,300                    769,082
                                                                     ==========                 ==========
End of period (including undistributed and net of
  overdistributed net investment income of $340 and $151,
  respectively)                                                       1,034,270                  1,167,300
                                                                     ----------                 ----------
NUMBER OF FUND SHARES:
Sold - Class A                                                           18,917                     34,856
Issued for distributions reinvested - Class A                                --                         --
Repurchased - Class A                                                   (21,560)                   (37,079)
                                                                     ----------                 ----------
                                                                         (2,643)                    (2,223)
                                                                     ----------                 ----------
Sold - Class B                                                            1,358                      4,753
Issued for distributions reinvested - Class B                                --                         --
Repurchased - Class B                                                    (4,385)                   (10,384)
                                                                     ----------                 ----------
                                                                         (3,027)                    (5,631)
                                                                     ----------                 ----------
Sold - Class C                                                              517                      1,768
Issued for distributions reinvested - Class C                                --                         --
Repurchased - Class C                                                    (1,529)                    (2,524)
                                                                     ----------                 ----------
                                                                         (1,012)                      (756)
                                                                     ----------                 ----------
Sold - Class T                                                               24                        108
Issued for distributions reinvested - Class T                                --                         --
Repurchased - Class T                                                      (645)                    (1,589)
                                                                     ----------                 ----------
                                                                           (621)                    (1,481)
                                                                     ----------                 ----------
Sold - Class Z                                                            9,172                     30,097
Issued for distributions reinvested - Class Z                                --                         --
Repurchased - Class Z                                                   (10,289)                   (32,091)
                                                                     ----------                 ----------
                                                                         (1,117)                    (1,994)
                                                                     ----------                 ----------

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

NOTE 1. INTERIM FINANCIAL STATEMENTS

In the opinion of management of Liberty Newport Tiger Fund (formerly Newport Tiger Fund) (the Fund), a series of Liberty Funds Trust VII, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at June 30, 2000 and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES

ORGANIZATION:

The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open- end management investment company. The Fund's investment objective is to seek capital appreciation by investing primarily in equity securities of companies located in the nine Tigers of Asia (Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, China and the Phillipines). The Fund may issue an unlimited number of shares. The Fund offers five classes of shares: Class A, Class B, Class C, Class T and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A as follows:

                                                       CONVERTS TO
                     ORIGINAL PURCHASE                CLASS A SHARES
                     -----------------                --------------
             Less than $250,000                          8 years
             $250,000 to less than $500,000              4 years
             $500,000 to less than $1,000,000            3 years

Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class T shares are sold with a front-end sales charge and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class T shares and Class Z shares as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices. In certain countries, the Fund may hold foreign designated shares. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded. Korean equity securities that have reached the limit for aggregate foreign ownership and for which premiums to the local exchange prices may be paid by foreign investors are valued by applying a broker quoted premium to the local share price. In addition, if the values of foreign securities have been materially affected by events occurring after the closing of the market, the foreign securities may be valued at their current value.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. In certain countries, the Fund may hold portfolio positions for which market quotations are not readily available. Such securities are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS:

Net realized and unrealized gains (losses) on foreign currency transactions includes the gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

FORWARD CURRENCY CONTRACTS:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract is opened, the actual exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:

Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonreclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Newport Fund Management (the Advisor) is the investment Advisor of the Fund and receives a monthly fee based on the Fund's average net assets as follows:

             AVERAGE NET ASSETS                ANNUAL FEE RATE
             ------------------                ---------------
             First $100 million                     1.00%
             Next $1.4 billion                      0.75%
             Next $1.0 billion                      0.70%
             Over $2.5 billion                      0.65%

ADMINISTRATION FEE:

Colonial Management Associates, Inc. (the Administrator) an affiliate of the Advisor, provides accounting and other services for a monthly fee equal to 0.25% annually of the Fund's average net assets.

BOOKKEEPING FEE:

The Administrator provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus a percentage of the Fund's average net assets as follows:

             AVERAGE NET ASSETS                ANNUAL FEE RATE
             ------------------                ---------------
             First $50 million                    No charge
             Next $950 million                      0.035%
             Next $1 billion                        0.025%
             Next $1 billion                        0.015%
             Over $3 billion                        0.001%

TRANSFER AGENT:

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.236% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses through December 31, 1999.

Effective January 1, 2000, the Transfer Agent fee was changed to a monthly fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the Distibutor), a subsisdiary of the Administator, is the Fund's principal underwriter. For the six months ended June 30, 2000 the Fund has been advised that the Distibutor retained net underwriting discounts of $36,560 on sales of the Fund's Class A and Class T shares and received contingent deferred sales charges (CDSC) of $28,469, $1,078,889 and $1,313 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B and Class C shares.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.55% annually of the Fund's average net assets.

For the six months ended June 30, 2000 the Fund's operating expenses, as defined above, did not exceed the 1.55% expense limit.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

During the six months ended June 30, 2000 purchases and sales of investments, other than short-term obligations, were $166,911,430 and $226,184,478, respectively.

Unrealized appreciation (depreciation) at June 30, 2000 based on cost of investments for both financial statement and federal income tax purposes was:

        Gross unrealized appreciation                    $397,982,880
        Gross unrealized depreciation                     (59,738,202)
                                                         ------------
            Net unrealized appreciation                  $338,244,678
                                                         ------------

CAPITAL LOSS CARRYFORWARDS:

At December 31, 1999, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                   YEAR OF                   CAPITAL LOSS
                  EXPIRATION                 CARRYFORWARD
                  ----------                 ------------
                     2005                    $ 81,206,000
                     2006                     229,760,000
                     2007                      22,165,000
                                             ------------
                                             $333,131,000
                                             ------------

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. LINE OF CREDIT

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended June 30, 2000.

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                   (UNAUDITED)
                                                                          SIX MONTHS ENDED JUNE 30, 2000
                                                   CLASS A          CLASS B          CLASS C          CLASS T        CLASS Z
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $ 13.470         $ 13.230         $ 13.250         $ 13.480       $ 13.460
                                                  --------         --------         --------         --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)                      0.022           (0.026)          (0.026)           0.038          0.038
Net realized and unrealized loss                    (0.262)          (0.264)          (0.254)          (0.268)        (0.278)
                                                  --------         --------         --------         --------       --------
Total from Investment Operations                    (0.240)          (0.290)          (0.280)          (0.230)        (0.240)
                                                  --------         --------         --------         --------       --------
NET ASSET VALUE, END OF PERIOD                    $ 13.230         $ 12.940         $ 12.970         $ 13.250       $ 13.220
                                                  ========         ========         ========         ========       ========
Total return(b)(c)                                   (1.78)%          (2.27)%          (2.19)%          (1.71)%        (1.78)%
                                                  ========         ========         ========         ========       ========
RATIOS TO AVERAGE NET ASSETS
Expenses(d)(e)                                        1.67%            2.42%            2.42%            1.42%          1.42%
Net investment income(d)(e)                           0.33%           (0.42)%          (0.42)%           0.58%          0.58%
Portfolio turnover(c)                                   16%              16%              16%              16%            16%
Net assets at end of period (000)                 $360,811         $359,042         $ 58,363         $ 60,073       $195,981

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Not annualized.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(e)Annualized.

                                                                       YEAR ENDED DECEMBER 31, 1999
                                                 CLASS A          CLASS B          CLASS C          CLASS T        CLASS Z
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  7.780         $  7.700         $  7.710         $  7.770       $  7.750
                                                  --------         --------         --------         --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                             0.091            0.021            0.020            0.116          0.116
Net realized and unrealized gain                     5.599            5.509            5.520            5.594          5.594
                                                  --------         --------         --------         --------       --------
Total from Investment Operations                     5.690            5.530            5.540            5.710          5.710
                                                  --------         --------         --------         --------       --------
NET ASSET VALUE, END OF PERIOD                    $ 13.470         $ 13.230         $ 13.250         $ 13.480       $ 13.460
                                                  ========         ========         ========         ========       ========
Total return(b)                                      73.14%           71.82%           71.85%           73.49%         73.68%
                                                  ========         ========         ========         ========       ========
RATIOS TO AVERAGE NET ASSETS
Expenses(c)                                           1.77%            2.52%            2.52%            1.52%          1.52%
Net investment income(c)                              0.97%            0.22%            0.22%            1.22%          1.22%
Portfolio turnover                                      14%              14%              14%              14%            14%
Net assets at end of period (000)                 $403,082         $407,179         $ 73,038         $ 69,503       $214,498

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage agreements had no impact.

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                       YEAR ENDED DECEMBER 31, 1998
                                                   CLASS A          CLASS B          CLASS C          CLASS T        CLASS Z
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  9.020         $  8.920         $  8.940         $  9.010       $  9.010
                                                  --------         --------         --------         --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                             0.145            0.091            0.091            0.163          0.163
Net realized and unrealized loss                    (1.234)          (1.228)          (1.241)          (1.232)        (1.252)
                                                  --------         --------         --------         --------       --------
Total from Investment Operations                    (1.089)          (1.137)          (1.150)          (1.070)        (1.090)
                                                  --------         --------         --------         --------       --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.151)          (0.083)          (0.080)          (0.171)        (0.171)
                                                  --------         --------         --------         --------       --------
NET ASSET VALUE, END OF PERIOD                    $  7.780         $  7.700         $  7.710         $  7.770       $  7.750
                                                  ========         ========         ========         ========       ========
Total return(b)                                     (12.08)%         (12.77)%         (12.89)%         (11.87)%       (12.09)%
                                                  ========         ========         ========         ========       ========
RATIOS TO AVERAGE NET ASSETS
Expenses(c)                                           1.78%            2.53%            2.53%            1.53%          1.53%
Net investment income(c)                              2.02%            1.27%            1.27%            2.27%          2.27%
Portfolio turnover                                      15%              15%              15%              15%            15%
Net assets at end of period (000)                 $250,089         $280,163         $ 48,316         $ 51,526       $138,988

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage agreements had no impact.

                                                                       YEAR ENDED DECEMBER 31, 1997
                                                   CLASS A          CLASS B            CLASS C(a)     CLASS T        CLASS Z
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $ 13.750         $ 13.640         $ 13.660         $ 13.750       $ 13.750
                                                  --------         --------         --------         --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                      0.081           (0.011)          (0.012)           0.112          0.112
Net realized and unrealized loss                    (4.735)          (4.667)          (4.666)          (4.740)        (4.740)
                                                  --------         --------         --------         --------       --------
Total from Investment Operations                    (4.654)          (4.678)          (4.678)          (4.628)        (4.628)
                                                  --------         --------         --------         --------       --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.034)            --               --             (0.070)        (0.070)
From net realized gains                             (0.042)          (0.042)          (0.042)          (0.042)        (0.042)
                                                  --------         --------         --------         --------       --------
Total Distributions Declared to Shareholders        (0.076)          (0.042)          (0.042)          (0.112)        (0.112)
                                                  --------         --------         --------         --------       --------
NET ASSET VALUE, END OF PERIOD                    $  9.020         $  8.920         $  8.940         $  9.010       $  9.010
                                                  ========         ========         ========         ========       ========
Total return(c)                                     (33.95)%         (34.41)%         (34.36)%         (33.76)%       (33.76)%
                                                  ========         ========         ========         ========       ========
RATIOS TO AVERAGE NET ASSETS
Operating expenses(d)                                 1.73%            2.48%            2.48%            1.48%          1.48%
Interest expense                                       (e)              (e)              (e)              (e)            (e)
Total expenses(d)                                     1.73%            2.48%            2.48%            1.48%          1.48%
Net investment income (loss)(d)                       0.64%           (0.11)%          (0.11)%           0.89%          0.89%
Portfolio turnover                                      12%              12%              12%              12%            12%
Net assets at end of period (000)                 $323,407         $362,442         $ 62,703         $ 82,095       $180,832

(a) Class D shares were redesignated Class C shares on July 1, 1997.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) The benefits derived from custody credits and directed brokerage agreements had no impact.
(e) Rounds to less than 0.01%.

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:
                                                                       YEAR ENDED DECEMBER 31, 1996
                                                   CLASS A          CLASS B          CLASS C          CLASS T        CLASS Z
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $ 12.460         $ 12.390         $ 12.410         $ 12.450       $ 12.450
                                                  --------         --------         --------         --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)                      0.083           (0.016)          (0.016)           0.116          0.116
Net realized and unrealized gain                     1.278            1.275            1.270            1.281          1.281
                                                  --------         --------         --------         --------       --------
Total from Investment Operations                     1.361            1.259            1.254            1.397          1.397
                                                  --------         --------         --------         --------       --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.067)          (0.005)            --             (0.093)        (0.093)
From net realized gains                             (0.004)          (0.004)          (0.004)          (0.004)        (0.004)
                                                  --------         --------         --------         --------       --------
Total Distributions Declared to Shareholders        (0.071)          (0.009)          (0.004)          (0.097)        (0.097)
                                                  --------         --------         --------         --------       --------
NET ASSET VALUE, END OF PERIOD                    $ 13.750         $ 13.640         $ 13.660         $ 13.750       $ 13.750
                                                  ========         ========         ========         ========       ========
Total return(b)                                      10.94%           10.16%           10.11%           11.24%         11.24%
                                                  ========         ========         ========         ========       ========
RATIOS TO AVERAGE NET ASSETS
Expenses(c)                                           1.74%            2.49%            2.49%            1.49%          1.49%
Net investment income(c)                              0.62%           (0.13)%          (0.13)%           0.87%          0.87%
Portfolio turnover                                       6%               6%               6%               6%             6%
Net assets at end of period (000)                 $568,497         $572,089         $108,785         $187,659       $366,849

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage agreements had no impact.

                                                                     YEAR ENDED DECEMBER 31, 1995
                                                 CLASS A(a)        CLASS B(a)       CLASS C(a)       CLASS T(b)     CLASS Z(b)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $ 10.860         $ 10.860         $ 10.860         $ 10.800       $ 10.800
                                                  --------         --------         --------         --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                      0.067           (0.003)          (0.003)           0.099          0.099
Net realized and unrealized gain                     1.617            1.594            1.615            1.656          1.656
                                                  --------         --------         --------         --------       --------
Total from Investment Operations                     1.684            1.591            1.612            1.755          1.755
                                                  --------         --------         --------         --------       --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.060)          (0.037)          (0.038)          (0.081)        (0.081)
From net realized gains                             (0.024)          (0.024)          (0.024)          (0.024)        (0.024)
                                                  --------         --------         --------         --------       --------
Total Distributions Declared to
Shareholders                                        (0.084)          (0.061)          (0.062)          (0.105)        (0.105)
                                                  --------         --------         --------         --------       --------
NET ASSET VALUE, END OF PERIOD                    $ 12.460         $ 12.390         $ 12.410         $ 12.450       $ 12.450
                                                  ========         ========         ========         ========       ========
Total return(d)                                      15.52%(e)        14.65%(e)        14.85%(e)        16.28%         16.28%
                                                  ========         ========         ========         ========       ========
RATIOS TO AVERAGE NET ASSETS
Expenses(f)                                           1.37%(e)         1.93%(e)         1.93%(e)         1.60%          1.60%
Net investment income(f)                              0.28%(e)     (0.28)%(e)       (0.28)%(e)           0.75%          0.75%
Portfolio turnover                                       4%               4%               4%               4%             4%
Net assets at end of period (000)                 $196,870         $112,588         $ 21,420         $195,986       $345,583

(a) Class A, Class B and Class C shares were initially offered on April 1, 1995. Per share data reflects activity from that date.
(b) Newport Tiger Fund was reorganized as Colonial Newport Tiger Fund on April 1, 1995. Under the plan of reorganization, existing shareholders of Newport Tiger Fund received Class T or Class Z shares of Colonial Newport Tiger Fund. The financial highlights for Classes T and Z are presented as if the reorganization had occurred on January 1, 1995.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Not annualized
(f) The benefits derived from custody credits and directed brokerage arrangements had an impact of 0.07% on Class A, Class B and Class C and 0.11% on Class T and Class Z.

-------------------------------------------------------------------------------
TRUSTEE & TRANSFER AGENT
-------------------------------------------------------------------------------

ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President - Operations, The Rockport Company)

RICHARD  W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Park Avenue Equity Partners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University), Chartered Financial Analyst

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)


IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Newport Tiger Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
800-345-6611

The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Newport Tiger Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus, which provides details of sales charges, investment objectives and operating policies of the Funds and with the most recent copy of the Liberty Funds Distributor, Inc. performance update.


Semiannual Report:
Liberty Newport Tiger Fund

-------------------------------------------------------------------------------

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-------------------------------------------------------------------------------

Liberty Newport Tiger Fund SEMIANNUAL REPORT, JUNE 30, 2000

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